Investments Subject to Significant Influence and Equity Income (Equity Method) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 1,418	$ 1,382
Income (loss) from equity investments and subsidiaries	129	143
Equity Method Investment, Summarized Financial Information [Abstract]
Other long-term liabilities	825	868
Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	1,418	1,382
Income (loss) from equity investments and subsidiaries	129	143
Equity Method Investee | Emera Inc.
Equity Method Investment, Summarized Financial Information [Abstract]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	9
LIL | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	740	682
Income (loss) from equity investments and subsidiaries	$ 58	54
Percentage of Ownership	31.90%
LIL | Equity Method Investee | Emera Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	31.90%
LIL | Equity Method Investee | Class B units | NSP Maritime Link Inc Project
Schedule of Equity Method Investments [Line Items]
100% ownership	100.00%
LIL | Equity Method Investee | Total Units Issued [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	24.50%
NSPML | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 501	533
Income (loss) from equity investments and subsidiaries	$ 29	49
NSPML | Equity Method Investee | NSP Maritime Link Inc Project
Schedule of Equity Method Investments [Line Items]
100% ownership	100.00%
M&NP | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 128	123
Income (loss) from equity investments and subsidiaries	$ 21	20
Percentage of Ownership	12.90%
M&NP | Equity Method Investee | Emera Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	12.90%
Lucelec | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 49	44
Income (loss) from equity investments and subsidiaries	$ 4	4
Percentage of Ownership	19.50%
Lucelec | Equity Method Investee | Emera Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	19.50%
Bear Swamp
Equity Method Investment, Summarized Financial Information [Abstract]
Other long-term liabilities	$ 95	104	$ 179
Bear Swamp | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	0	0
Income (loss) from equity investments and subsidiaries	$ 17	$ 16
Percentage of Ownership	50.00%
Bear Swamp | Equity Method Investee | Emera Inc.
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	50.00%
Maritime Link And LIL | Plan, subject to approval
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	49.00%